Organization, Nature of Business, and Basis of Presentation	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Nature of Business, and Basis of Presentation
Note 1. Organization, Nature of Business, and Basis of Presentation
Fastball Intermediate, Inc., a Delaware corporation, was formed on November 15, 2019 and subsequently changed its name to First Advantage Corporation in March 2021. Hereafter, First Advantage Corporation and its subsidiaries will collectively be referred to as the “Company”. On January 31, 2020, a fund managed by Silver Lake acquired substantially all of the Company’s equity interests from the Predecessor equity owners, primarily funds managed by Symphony Technology Group (“STG”) (the “Silver Lake Transaction”). For the purposes of the condensed consolidated financial statements, periods on or before January 31, 2020 reflect the financial position, results of operations and cash flows of the Company and its consolidated subsidiaries prior to the Silver Lake Transaction, referred to herein as the Predecessor, and periods beginning after January 31, 2020 reflect the financial position, results of operations and cash flows of the Company and its consolidated subsidiaries as a result of the Silver Lake Transaction, referred to herein as the Successor. As a result of the Silver Lake Transaction, the results of operations and financial position of the Predecessor and Successor are not directly comparable.
The Company derives its revenues from a variety of background check services across the hiring/onboarding and employment/worker lifecycle including pre-onboarding
checks and post-onboarding monitoring of employees, contractors, contingent workers, tenants, and drivers, and classifies these service offerings into three categories:
pre-onboarding,
post-onboarding and adjacent products.
Initial Public Offering
— The Company’s registration statement on Form
S-1
(“IPO Registration Statement”) related to its initial public offering (“IPO”) was declared effective on June 22, 2021, and the Company’s common stock began trading on the Nasdaq Global Select Market on June 23, 2021. On June 25, 2021, the Company completed its IPO of 29,325,000 shares of the Company common stock, $0.001 par value per share (the “Common Stock”) at an offering price of $15.00 per share, pursuant to the Company’s IPO Registration Statement. The Company sold 22,856,250 shares, including 2,981,250 shares that were sold pursuant to the full exercise of the underwriters’ option to purchase additional shares. Certain existing stockholders sold an aggregate of 6,468,750 shares, including 843,750 shares that were sold pursuant to the full exercise of the underwriters’ option to purchase additional shares. The Company received aggregate net proceeds of $316.5 million after deducting underwriting discounts and commissions of $22.3 million and other offering expenses of $4.0 million, $0.2 million of which was unpaid at
September
 30, 2021.
Immediately prior to the completion of the IPO, the Company filed an Amended and Restated Certificate of Incorporation, which authorized a total of 1,000,000,000 shares of Common Stock, $0.001 par value per share and 250,000,000 shares of Preferred Stock, par value $0.001 per share (the “Preferred Stock”). After filing the Amended and Restated Certificate of Incorporation, certain redemptions, exchanges, and conversions (collectively, the “Equity Conversion”) were made in connection with the dissolution of Fastball Holdco, L.P., the Company’s parent, which occurred prior to the completion of the IPO. All outstanding Class A LP Units, Class B LP Units, and Class C LP Units of Fastball Holdco, L.P were exchanged for 130,000,000 shares of the Company’s common stock. Outstanding stock options previously issued by Fastball Holdco, L.P. were converted into 3,865,509 stock options issued by the Company.
Basis of Presentation —
The accompanying
 unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated. The Company includes the results of operations of acquired companies prospectively from the date of acquisition. The Company considers itself to be a single operating and reporting entity structure.

The condensed consolidated financial statements included herein are unaudited, but in the opinion of management, such financial statements include all adjustments, consisting of normal recurring adjustments, necessary to summarize fairly the Company’s financial position, results of operations, and cash flows for the interim periods presented. The interim results reported in these condensed consolidated financial statements should not be taken as indicative of results that may be expected for future interim periods or the full year. For a more comprehensive understanding of the Company and its condensed consolidated financial statements, these interim financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2020 included in its IPO Registration Statement.
The Company experiences seasonality with respect to certain customer industries as a result of fluctuations in hiring volumes and other economic activities. Generally, the Company’s highest revenues have occurred in the second half of each year.
Use of Estimates
 — The preparation of the condensed consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Changes in these estimates and assumptions may have a material impact on the condensed consolidated financial statements and accompanying notes.
S
ignificant estimates, judgments, and assumptions, include, but are not limited to, the determination of the fair value and useful lives of assets acquired and liabilities assumed through business combinations, the impairment of long-lived assets, and goodwill impairment, collectability of receivables, revenue recognition, capitalized software, assumptions used for purposes of determining share-based compensation and income tax liabilities and assets. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from these estimates.

1.	ORGANIZATION, NATURE OF BUSINESS, AND BASIS OF PRESENTATION
Fastball Intermediate, Inc., a Delaware corporation, was formed on November 15, 2019 and subsequently changed its name to First Advantage Corporation in March 2021. Hereafter, First Advantage Corporation and its subsidiaries will collectively be referred to as the “Company”. On January 31, 2020, a fund managed by Silver Lake acquired substantially all of the Company’s equity interests from the Predecessor equity owners, primarily funds managed by Symphony Technology Group (“STG”) (the “Silver Lake Transaction”). For the purposes of the consolidated financial statements, periods on or before January 31, 2020 reflect the financial position, results of operations and cash flows of the Company and its consolidated subsidiaries prior to the Silver Lake Transaction, referred to herein as the Predecessor, and periods beginning after January 31, 2020 reflect the financial position, results of operations and cash flows of the Company and its consolidated subsidiaries as a result of the Silver Lake Transaction, referred to herein as the Successor. As a result of the Silver Lake Transaction, the results of operations and financial position of the Predecessor and Successor are not directly comparable.
The Company derives its revenues from a variety of services to perform background checks across all phases from pre-onboarding
to continuous monitoring after the employee, extended worker, volunteer or tenant has been onboarded, and generally classify our service offerings into three categories:
pre-onboarding,
post-onboarding and other.
Pre-onboarding
services are comprised of an extensive array of products and solutions that customers typically utilize to enhance their evaluation process and ensure compliance from the time a job or other application is submitted to a successful applicant’s onboarding date. This includes searches such as criminal background checks, drug/health screenings, extended workforce screening, biometrics and identity checks, education/workforce verification, driver records and compliance, healthcare credentials and executive screening. Post-onboarding services are comprised of continuous monitoring and re-screening
solutions which are important tools to help keep their end customers, workforces and other stakeholders safe, productive and compliant. Our post-monitoring solutions include criminal records, healthcare sanctions, motor vehicle records, social media, and global sanctions screening continuously or at regular intervals selected by our customers. Other includes products that complement our pre-onboarding
and post-onboarding products and solutions. This includes fleet / vehicle compliance, tax credits and incentives, resident/tenant screening, and pre-investment
scr
eening
.
Basis of Presentation
—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated. The Company includes the results of operations of acquired companies prospectively from the date of acquisition.
Use of Estimates
 — The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Changes in these estimates and assumptions may have a material impact on the consolidated financial statements and accompanying notes.
Examples of significant estimates and assumptions include valuing assets and liabilities acquired through business combinations; valuing and estimating useful lives of intangible assets; evaluating recoverability of intangible assets, accounts receivable, and capitalized software; estimating future cash flows and valuation-related assumptions associated with goodwill and other asset impairment testing; estimating tax valuation allowances and deferring certain revenues and costs. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from these estimates.